Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash used in operating activities
Loss for the period	$ (154,350)	$ (131,643)
Adjustments for non-monetary items:
Share-based compensation expense	11,275	41,781
Impairments of assets	900	2,704
Depreciation of property, plant and equipment	812	768
Amortization of intangible assets	155	88
Impairment of intangible assets	1,868	0
Depreciation of right-of-use assets	1,289	896
Share of results in joint venture	3,539	6,549
Deferred tax asset	(8,643)	(7,550)
Change in defined benefit pension liability	0	132
Convertible loans, derivatives, change in fair value	0	(25,650)
Warrant obligations, change in fair value	(1,692)	(11,961)
Employee stock purchase plan deductions	669	0
Financial expense (income)	31,017	10,633
Loss on extinguishment	0	(42,114)
Exchange differences	(124)	(322)
Operating loss before working capital changes	(113,285)	(71,461)
Decrease in accounts receivable, net	51,787	6,936
(Increase) decrease in other current assets	(5,380)	(6,145)
(Increase) decrease in other current assets	(268)	489
Increase in other long-term assets	(320)	0
Decrease in accounts payable	(3,398)	(411)
Increase in income taxes payable	1,685	4,722
(Decrease) increase in other current liabilities	(16,207)	4,681
Increase in other long-term liabilities	6,191	0
Cash used in operating activities	(79,195)	(61,189)
Interest paid	(11,815)	(6,924)
Interest received	7,869	309
Interest expense on lease obligations	383	144
Payments made under royalty financing transaction	(7,611)	(5,656)
Tax refund/(payments)	4,756	(11,381)
Net cash used in operating activities	(85,613)	(84,697)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(2,870)	(473)
Payment for purchase of intangible assets	(19)	(1,708)
Refund/(payment) of deposits	200	(210)
Net cash used in investing activities	(2,689)	(2,391)
Cash provided by financing activities
Proceeds from senior secured term loans, net of transaction costs	0	114,490
Proceeds from equity issuance, net of transaction costs	0	6,192
Proceeds from deferred royalty transaction	73,102	0
Convertible loans exchange	0	118,070
Principal portion of lease obligation payments	(866)	(757)
Net cash provided by financing activities	72,236	1,855
Net decrease in cash and cash equivalents	(16,066)	(85,233)
Exchange losses on cash and cash equivalents	32	(451)
Cash and cash equivalents at beginning of the period	326,441	466,544
Cash and cash equivalents at end of the period	310,407	380,860
Supplemental Non-Cash Investing Information
Issuance of shares, Deerfield exchange agreement	0	19,834
Transaction costs recorded in Accounts payable	$ 0	$ 2,171